Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 4,177	$ 3,845	$ 13,250
Prepaid expenses	805	299	465
Other current assets	94	197	100
Total current assets	5,076	4,341	13,815
Patent acquisition costs, net		14	17
Total assets	5,076	4,355	13,832
Current liabilities:
Accounts payable	4,686	1,671	947
Accrued expenses	1,685	1,566	3,148
Convertible notes, related party	1,000
Warrant liability	755	1,253	7,852
Other current liabilities	653	94	94
Total liabilities	8,779	4,584	12,041
Commitments and contingencies (Note 9)
Shareholders' deficit:
Share capital of $0.0001 par value Authorized: 45,122,321,523 ordinary shares at June 30, 2024 and December 31, 2023, respectively; issued and outstanding: 24,289,232,698 and 13,234,315,298 at June 30, 2024 and December 31, 2023, respectively	2,430	1,324	745
Additional paid-in capital	183,007	174,754	167,076
Capital redemption reserve	52,194	52,194	52,194
Accumulated other comprehensive loss	(749)	(1,040)	(771)
Accumulated deficit	(240,585)	(227,461)	(217,453)
Total shareholders' deficit	(3,703)	(229)	1,791
Total liabilities and shareholders' deficit	$ 5,076	$ 4,355	$ 13,832